Subsequent Events (Details) - USD ($) $ / shares in Units, shares in Thousands					3 Months Ended	12 Months Ended
	Apr. 13, 2022	Mar. 14, 2022	Feb. 02, 2022	Feb. 01, 2022	Mar. 31, 2022	Dec. 31, 2021	Oct. 20, 2021
Subsequent Events (Details) [Line Items]
Face amount						$ 10,500,000
Maturity date					Oct. 15, 2023	Oct. 15, 2023
Common stock, per share					$ 0.0001	$ 0.0001	$ 0.0001
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Common stock, per share					$ 0.0001		$ 0.0001
Shares of common stock						685	1,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate of unregistered shares, description	The Company had previously entered into engagement letters with Imperial on October 7, 2019 and January 14, 2020. As compensation for its services, the Company will pay Imperial a retainer of shares of common stock of the Company equivalent to $250,000 (as determined by the five consecutive trading day volumed weighted average price of the Company’s common stock as of the date of execution of this Engagement Letter); plus (ii) a quarterly fee payable in shares of common stock of the Company equivalent to $75,000 per quarter (as determined by the five consecutive trading day volumed weighted average price of the Company’s common stock as of first day of each quarter), such amount to increase to an equivalent of $150,000 per quarter following the sixth consecutive calendar month after execution of the Engagement Letter and continuing for the term of the Engagement Letter.	the Company issued an aggregate of 753,165 unregistered shares common stock to YA II PN, Ltd in connection with the October 21, 2021 execution of a Non-Redemption Agreement and a related Standby Equity Purchase Agreement (collectively, the “YA II PN, Ltd Agreements”).
Common stock, per share			$ 0.0001
Private warrants			1,893
Common stock share purchased			one
Share price per share			$ 11.5
Date of issuance			5 years
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock			685
Subsequent Event [Member] | Sponsor [Member]
Subsequent Events (Details) [Line Items]
Principal amount			$ 2,640,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Face amount					$ 10,500,000
Sponsor [Member]
Subsequent Events (Details) [Line Items]
Warrants issued						1,893
Exchange Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock				685